Total
Putnam Fixed Income Absolute Return Fund
Annual fund operating expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Putnam Fixed Income Absolute Return Fund		Class A	Class B	Class C	Class P	Class R	Class R6	Class Y
Management Fees (as a percentage of Assets)	[1]	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%	0.47%
Distribution and Service (12b-1) Fees		0.25%	0.45%	1.00%	none	0.50%	none	none
Other Expenses (as a percentage of Assets):	[2]	none	none	none	none	none	none	none
Expenses (as a percentage of Assets)		0.72%	0.92%	1.47%	0.47%	0.97%	0.47%	0.47%
[1]	Management fees are subject to a performance adjustment. The fund’s base management fee is subject to adjustment, up or down, based on the fund’s performance relative to the performance of the ICE BofA U.S. Treasury Bill Index plus 300 basis points. Estimated as of February 28, 2022 but reflecting the redemption of the Putnam RetirementReady Funds’ investments in the fund (anticipated to occur on or around February 10, 2023). For the most recent fiscal year, the fund’s base management fee prior to any performance adjustment was 0.60%.
[2]	Other expenses are less than 0.01%.

Example

The following hypothetical examples are intended to help you compare the cost of investing in the fund with the cost of investing in other funds. It assumes that you invest $10,000 in a fund for the time periods indicated and then, except as indicated, redeem all your shares at the end of those periods. It assumes a 5% return on your investment each year and that each fund’s operating expenses remain the same. Your actual costs may be higher or lower.

Expense Example - Putnam Fixed Income Absolute Return Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	297	450	617	1,099
Class B	194	293	509	1,074	94	293	509	1,074
Class C	250	465	803	1,554	150	465	803	1,554
Class P	48	151	263	591
Class R	99	309	536	1,190
Class R6	48	151	263	591
Class Y	48	151	263	591